Loans and Debentures	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Loans and Debentures
16. Loans and Debenture
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a. Compositio
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Description	12/31/2019	12/31/2018	Index/ Currency	Weighted average financial charges 12/31/2019 – % p.a.	Maturity
Foreign currency – denominated loans:
Notes in the foreign market (b) (*)	4,213,662	2,889,631	US$	5.3	2026 to 2029
Foreign loan (c.1) (*)	1,057,407	985,268	US$	3.9	2021 to 2023
Foreign loan (c.1) (*)	608,685	582,106	US$ + LIBOR	0.9	2022 to 2023
Financial institutions (e)	604,741	620,605	US$ + LIBOR	2.0	2020 to 2023
Foreign loan (c.2)	243,837	234,363	US$ + LIBOR	2.0	2020
Financial institutions (e)	132,417	127,288	US$	2.8	2020 to 2022
Financial institutions (e)	41,164	27,845	MX$ (2)	8.9	2020
BNDES (d)	208	2,596	US$	7.0	2020
Financial institutions (e)	0	3,950	MX$ + TIIE (2)	0	—
Foreign currency advances delivered	0	1,485	US$	0	—
Advances on foreign exchange contracts	0	11,702	US$	0	—

Total foreign currency	6,902,121	5,486,839		0

Brazilian Reais – denominated loans:
Debentures – CRA (g.2, g.4 and g.6)	2,036,647	2,029,545	DI	95.8	2022 to 2023
Debentures – Ipiranga (g.1 and g.3)	1,868,612	2,039,743	DI	105.0	2020 to 2022
Debentures – 6 th issuance (g.5)	1,752,080	1,756,954	DI	105.3	2023
Banco do Brasil floating rate (f)	611,276	2,614,704	DI	110.9	2020 to 2022
Debentures – CRA (g.2, g.4 and g.6) (*)	941,614	833,213	IPCA	4.6	2024 to 2025
Debentures – Tequimar (g.7)	89,278	—	R$	6.5	2024
BNDES (d)	62,578	147,922	TJLP (3)	2.3	2020 to 2023
FINEP	41,345	53,245	TJLP (3)	1.6	2020 to 2023
BNDES (d)	30,392	51,467	SELIC (5)	2.3	2020 to 2023
FINEP	12,820	22,553	R$	4.0	2020 to 2021
Banco do Nordeste do Brasil	10,039	15,776	R$ (4)	8.5	2020 to 2021
BNDES (d)	3,913	14,071	R$	7.6	2020 to 2022
FINAME	22	32	TJLP (3)	5.7	2020 to 2022
Bank Credit Bill	0	50,075	DI	124.0	2019

Total Brazilian Reais	7,460,616	9,629,300		0

Total foreign currency and Brazilian Reais	14,362,737	15,116,139		0

Currency and interest rate hedging instruments (**)	29,985	43,944		0

Total	14,392,722	15,160,083		0

Current	1,117,441	2,271,148		0
Non-current	13,275,281	12,888,935		0

(*)	These transactions were designated for hedge accounting (see Note 34.h).
(**)	Accumulated losses (see Note 34.i).

(1)	LIBOR = London Interbank Offered Rate.
(2)	MX$ = Mexican Peso; TIIE = the Mexican interbank balance interest rate.
(3)
TJLP (Long-term Interest Rate) = set by the National Monetary Council, TJLP is the basic financing cost of Banco Nacional de Desenvolvimento Econômico e Social (“BNDES”), the Brazilian Development Bank. On December 31, 2019, TJLP was fixed at 5.57% p.a.

(4)
Contract linked to the rate of FNE (Northeast Constitutional Financing Fund) fund whose purpose is to promote the development of the industrial sector, managed by Banco do Nordeste do Brasil. On December 31, 2019, the FNE interest rate was 10% p.a. FNE grants a discount of 15% on the interest rate for timely payments.

(5)	SELIC = basic interest rate set by the Brazilian Central Bank.
The changes in loans and debentures are shown below:

Balance on December 31, 2017	13,426,845
New loans and debentures with cash effect	4,461,112
Interest accrued	873,202
Principal payment/ installments for financial leasing	(3,715,838)
Interest payment	(737,564)
Monetary and exchange rate variation	804,273
Change in fair value	50,175
Adoption IFRS 16 – transfer to Note 13.b	(46,066)

Balance on December 31, 2018	15,116,139
New loans and debentures with cash effect	2,105,737
Interest accrued	845,844
Principal payment	(2,644,704)
Interest payment	(1,469,780)
Monetary and exchange rate variation	296,441
Change in fair value	113,060

Balance on December 31, 2019	14,362,737

The long-term debt had the following principal maturity schedule:

	12/31/2019	12/31/2018
From 1 to 2 years	1,424,775	960,038
From 2 to 3 years	3,115,495	1,548,092
From 3 to 4 years	3,451,988	3,216,293
From 4 to 5 years	765,263	3,428,130
More than 5 years	4,517,760	3,736,382

	13,275,281	12,888,935

The transaction costs and issuance premiums associated with debt issuance were added to their financial liabilities, as shown in Note 16.h.
The Company’s management entered into hedging instruments against foreign exchange and interest rate variations for a portion of its debt obligations (see Note 34.h).

b. Notes in the Foreign Market
On October 6, 2016, the subsidiary Ultrapar International S.A. (“Ultrapar International”) issued US$ 750 million (equivalent to R$ 3,023.0 million as of December 31, 2019) in notes in the foreign market, maturing in October 2026, with interest rate of 5.25% p. a., paid semiannually. The issue price was 98.097% of the face value of the note. The notes were guaranteed by the Company and its subsidiary IPP. The Company has designated hedge relationships for this transaction (see Note 34.h.3).
On June 6, 2019, the subsidiary Ultrapar International issued US$ 500 million (equivalent to R$ 2,015.4 million as of December 31, 2019) in notes in the foreign market, maturing in June 2029, with interest rate of 5.25% p. a., paid semiannually. The issue price was 100% of the face value of the note. The notes were guaranteed by the Company and its subsidiary IPP. The Company has designated hedge relationships for part of this transaction (see Note 34.h.3).
On June 21, 2019, the subsidiary Ultrapar International repurchased US$ 200 million (equivalent to R$ 806.1 million as of December 31, 2019) in notes in the foreign market maturing in October 2026. As a result of the issuance of the notes in the foreign market, the Company and its subsidiaries are required to perform certain obligations, including:

•	Restriction on sale of all or substantially all assets of the Company and subsidiaries Ultrapar International and IPP.

•	Restriction on encumbrance of assets exceeding US$ 150 million (equivalent to R$ 604.6 million as of December 31, 2019) or 15% of the amount of the consolidated tangible assets.
The Company and its subsidiaries are in compliance with the levels of covenants required by this debt. The restrictions imposed on the Company and its subsidiaries are customary in transactions of this nature and have not limited their ability to conduct their business to date.
c. Foreign Loans
c.1
The subsidiary IPP has foreign loans in the amount of US$ 395,000 (equivalent to R$ 1,592,127 as of December 31, 2019). IPP also contracted hedging instruments with floating interest rate in U.S. dollar and exchange rate variation, changing the foreign loans charges, on average, to 104.4% of DI. IPP designated these hedging instruments as a fair value hedge (see Note 34.h.1); therefore, loans and hedging instruments are both measured at fair value from inception, with changes in fair value recognized through profit or loss. The foreign loans are secured by the Company.
The foreign loans have the maturity distributed as follows:

Maturity	US$ (thousands)	R$ (thousands)	Cost in % of DI
Charges (1)	18,351	73,965	—
Jul/2021	60,000	241,842	101.8
Jun/2022	100,000	403,070	105.0
Jul/2023	50,000	201,535	104.8
Sep/2023	60,000	241,842	105.0
Sep/2023	65,000	261,996	104.7
Nov/2023	60,000	241,842	104.5

Total / average cost	413,351	1,666,092	104.4

(1)	Includes interest, transaction costs, mark to market and hedge initial recognition.
During these contracts, the Company shall maintain the following financial ratios, calculated based on its audited consolidated financial statements:

•
Maintenance of a financial ratio, determined by the ratio between consolidated net debt and consolidated Earnings before Interest, Taxes, Depreciation, and Amortization (EBITDA), at less than or equal to 3.5.

•	Maintenance of a financial ratio determined by the ratio between consolidated EBITDA and consolidated net financial expenses, higher than or equal to 1.5.
The Company complies with the levels of covenants required by these loans. The restrictions imposed on the Company and its subsidiaries are usual for this type of transaction and have not limited their ability to conduct their business to date.
c.2
The subsidiary Global Petroleum Products Trading Corporation has a foreign loan in the amount of US$ 60 million (equivalent to R$ 241.8 million as of December 31, 2019) with maturity on June 22, 2020 and interest of LIBOR + 2.0% p.a., paid quarterly. The Company, through the subsidiary Cia. Ultragaz, contracted hedging instruments subject to floating interest rates in dollar and exchange rate variation, changing the foreign loan charge to 105.9% of DI. The foreign loan is guaranteed by the Company and its subsidiary Oxiteno S.A. (by the incorporation of Oxiteno Nordeste).
d. BNDES
The subsidiaries have financing from BNDES for some of their investments and for working capital.
During the term of these agreements, the Company must maintain the following capitalization and current liquidity levels, as determined in the annual consolidated audited balance sheet:

•	Capitalization level: equity / total assets equal to or above 0.3; and

•	Current liquidity level: current assets / current liabilities equal to or above 1.3.
The Company complies with the levels of covenants required by these loans. The restrictions imposed on the Company and its subsidiaries are usual for this type of transaction and have not limited their ability to conduct their business to date.
e. Financial Institutions
The subsidiaries Oxiteno Mexico S.A. de C.V., Oxiteno USA LLC (“Oxiteno USA”) and Oxiteno Uruguay have loans for investments and working capital.
The subsidiary Oxiteno USA has loans with bearing interest of LIBOR + 2.0% and maturity as shown below:

Maturity	US$ Thousands	R$ Thousands
Charges (1)	156	627
Feb/2020	10,000	40,274
Aug/2020	10,000	40,274
Sep/2020	20,000	80,549
Feb/2021	10,000	40,274
Mar/2022	30,000	120,823
Oct/2022	40,000	161,097
Mar/2023	30,000	120,823

Total	150,156	604,741

(1)	Includes interest and transaction costs.
The proceeds of this loan were used in the working capital and to fund the construction of a new alkoxylation plant in the state of Texas.
During these contracts, the Company shall maintain the following financial ratios, calculated based on its audited consolidated financial statements:

•
Maintenance of a financial ratio, determined by the ratio between consolidated net debt and consolidated Earnings before Interest, Taxes, Depreciation, and Amortization (EBITDA), at less than or equal to 3.5.

•	Maintenance of a financial ratio determined by the ratio between consolidated EBITDA and consolidated net financial expenses, higher than or equal to 1.5.
The Company complies with the levels of covenants required by these loans. The restrictions imposed on the Company and its subsidiaries are usual for this type of transaction and have not limited their ability to conduct their business to date.
f. Banco do Brasil
The subsidiary IPP has floating interest rate loans with Banco do Brasil to marketing, processing, or manufacturing of agricultural goods (ethanol). The subsidiary IPP paid off in advance the amount of R$ 400 million of such loans in December 2019.
These loans mature, as follows (includes accrued interest through December 31, 2019):

Maturity	12/31/2019
May/2020	205,274
May/2021	202,910
May/2022	203,092

Total	611,276

g. Debentures

g.1.
In May 2016, the subsidiary IPP made its fourth issuance of public debentures, in one single series of 500 simple, nominative, registered debentures, nonconvertible into shares and unsecured, which main characteristics are as follows:

Face value unit:	R$ 1,000,000.00
Final maturity:	May 25, 2021
Payment of the face value:	Annual as from May 2019
Interest:	105.0% of DI
Payment of interest:	Semiannually
Reprice:	Not applicable

g.2.
In April 2017, the subsidiary IPP carried out its fifth issuance of debentures, in two series, being one of 660,139 and another of 352,361, simple, nonconvertible into shares, nominative, book-entry and unsecured debentures. The debentures have been subscribed by Eco Consult – Consultoria de Operações Financeiras Agropecuárias Ltda. The proceeds from this issuance were used exclusively for the purchase of ethanol by subsidiary IPP.

The debentures were later assigned and transferred to Eco Securitizadora de Direitos Creditórios do Agronegócio S.A. that acquired these agribusiness credit rights with the purpose to bind the issuance of Certificates of Agribusiness Receivables (CRA). The debentures have an additional guarantee from Ultrapar and the main characteristics of the debentures are as follows:

Amount:	660,139
Face value unit:	R$ 1,000.00
Final maturity:	April 18, 2022
Payment of the face value:	Lump sum at final maturity
Interest:	95% of DI
Payment of interest:	Semiannually
Reprice:	Not applicable

Amount:	352,361
Face value unit:	R$ 1,000.00
Final maturity:	April 15, 2024
Payment of the face value:	Lump sum at final maturity
Interest:	IPCA + 4.68%
Payment of interest:	Annually
Reprice:	Not applicable
The subsidiary IPP contracted hedging instruments subjected to IPCA variation, changing the debentures charges linked to IPCA to 93.9% of DI. IPP designated these hedging instruments as fair value hedges; therefore, debentures and hedging instruments are both measured at fair value from inception, with changes in fair value recognized through profit or loss.

g.3.
In July 2017, the subsidiary IPP made its sixth issuance of public debentures, in one single series of 1,500,000 simple, nonconvertible into shares and unsecured debentures, which main characteristics are as follows:

Face value unit:	R$ 1,000.00
Final maturity:	July 28, 2022
Payment of the face value:	Annual as from July 2021
Interest:	105.0% of DI
Payment of interest:	Annually
Reprice:	Not applicable

g.4.
In October 2017, the subsidiary IPP carried out its seventh issuance of debentures in the amount of R$ 944,077, in two series, being on of 730,384 and another of 213,693, simple, nonconvertible into shares, nominative, book-entry and unsecured debentures. The debentures have been subscribed by Vert Companhia Securitizadora. The proceeds from this issuance were used exclusively for the purchase of ethanol by subsidiary IPP.

The debentures were later assigned and transferred to Vert Créditos Ltda., that acquired these agribusiness credit rights with the purpose to bind the issuance of Certificates of Agribusiness Receivables (CRA). The financial settlement occurred on November 1, 2017. The debentures have an additional guarantee from Ultrapar and the main characteristics of the debentures are as follows:

Amount:	730,384
Face value unit:	R$ 1,000.00
Final maturity:	October 24, 2022
Payment of the face value:	Lump sum at final maturity
Interest:	95% of DI
Payment of interest:	Semiannually
Reprice:	Not applicable

Amount:	213,693
Face value unit:	R$ 1,000.00
Final maturity:	October 24, 2024
Payment of the face value:	Lump sum at final maturity
Interest:	IPCA + 4.34%
Payment of interest:	Annually
Reprice:	Not applicable
The subsidiary IPP contracted hedging instruments subjected to IPCA variation, changing the debentures charges linked to IPCA to 97.3% of DI. IPP designated these hedging instruments as fair value hedges; therefore, debentures and hedging instruments are both measured at fair value from inception, with changes in fair value recognized through profit or loss.

g.5.
In March 2018, the Company made its sixth issuance of public debentures, in a single series of 1,725,000 simple, nonconvertible into shares and unsecured debentures, which main characteristics are as follows:

Face value unit:	R$ 1,000.00
Final maturity:	March 5, 2023
Payment of the face value:	Lump sum at final maturity
Interest:	105.25% of DI
Payment of interest:	Semiannually
Reprice:	Not applicable

g.6.
In December 2018, the subsidiary IPP carried out its eighth issuance of debentures in the amount of R$ 900,000, in two series, one of 660,000 and another of 240,000, simple, nonconvertible into shares, nominative, book-entry and unsecured debentures. The debentures have been subscribed by Vert Companhia Securitizadora. The proceeds from this issuance were used exclusively for the purchase of ethanol by subsidiary IPP. The debentures were subscribed with the purpose to bind the issuance of CRA. The financial settlement occurred on December 21, 2018. The debentures have an additional guarantee from Ultrapar and the main characteristics of the debentures are as follows:

Amount:	660,000
Face value unit:	R$ 1,000.00
Final maturity:	December 18, 2023
Payment of the face value:	Lump sum at final maturity
Interest:	97.5% of DI
Payment of interest:	Semiannually
Reprice:	Not applicable

Amount:	240,000
Face value unit:	R$ 1,000.00
Final maturity:	December 15, 2025
Payment of the face value:	Lump sum at final maturity
Interest:	IPCA + 4.61%
Payment of interest:	Annually
Reprice:	Not applicable
The subsidiary IPP contracted hedging instruments subjected to IPCA variation, changing the debentures charges linked to IPCA to 97.1% of DI. IPP designated these hedging instruments as fair value hedges; therefore, debentures and hedging instruments are both measured at fair value from inception, with changes in fair value recognized through profit or loss.

g.7.
In November 2019, the subsidiary Tequimar made its first issuance of debentures, in a single series of 90,000 simple, nonconvertible into shares and unsecured debentures, which main characteristics are as follows:

Face value unit:	R$ 1,000.00
Final maturity:	November 19, 2024
Payment of the face value:	Lump sum at final maturity
Interest:	6.47%
Payment of interest:	Semiannually
Reprice:	Not applicable
The subsidiary Tequimar contracted hedging instruments subjected interest rate variation, changing the debentures fixed for 99.94% of the DI. Tequimar designated these hedging instruments as fair value hedges; therefore, debentures and hedging instruments are both measured at fair value from inception, with changes in fair value recognized in
profit or loss.

The debentures have maturity dates distributed as shown below (includes accrued interest through December 31, 2019).

Maturity	12/31/2019
Charges (1)	183,304
May/2020	166,650
May/2021	166,700
Jul/2021	750,000
Apr/2022	660,139
Jul/2022	750,000
Oct/2022	730,384
Mar/2023	1,725,000
Dec/2023	660,000
Apr/2024	352,361
Oct/2024	213,693
Nov/2024	90,000
Dec/2025	240,000

Total	6,688,231

1)	Includes interest, transaction cost and mark to market.

h. Transaction Costs
Transaction costs incurred in issuing debt were deducted from the value of the related financial instruments and are recognized as an expense according to the effective interest rate method, as follows:

	Effective rate of transaction costs (% p.a.)	Balance on 12/31/2018	Incurred cost	Amortization	Balance on 12/31/2019
Debentures (g)	0.2	56,376	692	(15,662)	41,406
Notes in the foreign market (b)	0.1	13,881	18,442	(4,209)	28,114
Banco do Brasil (f)	0.2	3,437	—	(2,667)	770
Foreign loans (c)	0.0	331	—	(237)	94
Other	0.2	2,432	—	(1,050)	1,382

Total		76,457	19,134	(23,825)	71,766

	Effective rate of transaction costs (% p.a.)	Balance on 12/31/2017	Incurred cost	Amortization	Balance on 12/31/2018
Debentures (g)	0.2	44,709	21,308	(9,641)	56,376
Notes in the foreign market (b)	—	15,298	—	(1,417)	13,881
Banco do Brasil (f)	0.2	8,065	—	(4,628)	3,437
Foreign loans (c)	0.1	1,213	—	(882)	331
Other	0.2	2,801	366	(735)	2,432

Total		72,086	21,674	(17,303)	76,457

	Effective rate of transaction costs (% p.a.)	Balance on 1/1/2017	Incurred cost	Amortization	Balance on 12/31/2017
Debentures (g)	0.2	6,835	42,388	(4,514)	44,709
Notes in the foreign market (b)	0.0	16,612	—	(1,314)	15,298
Banco do Brasil (f)	0.2	12,182	—	(4,117)	8,065
Foreign loans (c)	0.2	2,211	563	(1,561)	1,213
Other	0.2	1,952	1,418	(569)	2,801

Total		39,792	44,369	(12,075)	72,086

The amount to be appropriated to profit or loss in the future is as follows:

	Up to 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years	Total
Debentures (g)	13,058	12,403	9,274	5,318	1,139	214	41,406
Notes in the foreign market (b)	3,428	3,421	3,423	3,425	3,437	10,980	28,114
Banco do Brasil (f)	439	256	75	—	—	—	770
Foreign loans (c)	94	—	—	—	—	—	94
Other	597	416	367	2	—	—	1,382

Total	17,616	16,496	13,139	8,745	4,576	11,194	71,766

i. Guarantees
The financings are guaranteed by collateral in the amount of R$ 73,536 as of December 31, 2019 (R$ 69,822 as of December 31, 2018) and by guarantees and promissory notes in the amount of R$ 11,833,294 as of December 31, 2019 (R$ 10,667,175 as of December 31, 2018).
The Company and its subsidiaries offer collateral in the form of letters of credit for commercial and legal proceedings in the amount of R$ 293,509 as of December 31, 2019 (R$ 271,162 as of December 31, 2018).
Some subsidiaries of Company issue collateral to financial institutions in connection with the amounts owed by some of their customers to such institutions (vendor financing) as follows:

	IPP		Oxiteno
	12/31/2019	12/31/2018	12/31/2019	12/31/2018
Maximum amount of future payments related to these collaterals	81,344	—	2,753	2,750
Maturities of up to	60 months	—	4 months	3 months
Fair value of collaterals	1,237	—	68	68
If a subsidiary is required to make any payment under these collaterals, this subsidiary may recover the amount paid directly from its customers through commercial collection. Until December 31, 2019, the subsidiaries did not have losses in connection with these collaterals. The fair value of collaterals is recognized in current liabilities as “other payables”, which is recognized in the statement of profit or loss as customers settle their obligations with the financial institutions.